Commitments and Contingencies - Schedule of Future Repurchase Contingencies (Details) - Repurchase Contingencies $ in Thousands	Dec. 31, 2024 USD ($)
Other Commitments [Line Items]
2024/2025	$ 8,893
2025/2026	25,618
2026/2027	22,666
2027/2028	5,362
2029	5,852
Total	$ 68,391